Note 8 - Other Real Estate Owned ("OREO")	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Other Real Estate Owned (OREO) [Text Block]
NOTE
8
–
OTHER REAL ESTATE OWNED (“OREO”)

OREO comprises foreclosed assets acquired in settlement of loans and is carried at fair value less estimated cost to sell and is included in other assets on the Consolidated Balance Sheet. At
June 30, 2016 and December 31, 2015, there was $1.1 million of OREO. As of
June 30, 2016, the Company has initiated formal foreclosure proceedings on $2.3 million of real estate.